UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  DECEMBER  31, 2007
                                                ------------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Lakeshore Capital, LLC
Address:    3755 Corporate Woods Drive
            Suite 200
            Birmingham, AL 35242



Form 13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Joel Conn
Title:      President
Phone:      205-313-9000

Signature, Place, and Date of Signing:

/S/ JOEL CONN                    BIRMINGHAM, AL                  2/5/08
-----------------------         ------------------           ----------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:
                                                 -

Form 13F Information Table Entry Total:
                                                   38

Form 13F Information Table Value Total:           79,980
                                                 --------
                                                (thousands)




List of Other Included Managers:

                                                                 FORM 13F INFORMATION TABLE

                             TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE      SHARED     NONE
        --------------        -----      -----   --------  -------  ----------------   --------     ----      ------     ----

Altria Group Inc.              COM     02209s103      601     7950   SH       SOLE                     4250              3700
Anadarko Petroleum             COM     032511107     5638    85821   SH       SOLE                    80021              5800
                                                        7      100   SH       OTHER                     100
Apache Corp.                   COM     037411105     2682    24937   SH       SOLE                    23007              1930
Bb&t Corporation               COM     054937107     5528   180228   SH       SOLE                   167912             12316
                                                       87     2830   SH       OTHER                    2830
Berkshire Hathaway Cl-B        COM     084670207      398       84   SH       SOLE                       73                11
Blackrock MuniVest Fund Inc.   COM     09253r105      168    18885   SH       SOLE                    16385              2500
                                                      161    18150   SH       OTHER                   18150
Capital One Financial Corp     COM     14040H105     1249    26433   SH       SOLE                    24583              1850
Chevrontexaco Corp             COM     166764100     5836    62527   SH       SOLE                    54626              7901
                                                       65      700   SH       OTHER                     700
Conocophillips                 COM     20825C104     4696    53185   SH       SOLE                    50004              3181
Duke Energy Corp               COM     26441C105     2763   137010   SH       SOLE                   128250              8760
                                                       20     1000   SH       OTHER                    1000
Eagle Bancorp Inc.             COM     268948106      139    11504   SH       SOLE                    10697               806
Encana Corp                    COM     292505104     3183    46841   SH       SOLE                    44266              2575
                                                       14      200   SH       OTHER                     200
Exxon Mobil Corp.              COM     30231g102      152     1620   SH       SOLE                      140              1480
                                                       75      800   SH       OTHER                     800
Fifth Third Bancorp            COM     316773100     1314    52285   SH       SOLE                    48105              4180
                                                        5      200   SH       OTHER                     200
Firstmerit Corp.               COM     337915102      373    18616   SH       SOLE                    18616
Freddie Mac (FHLMC)            COM     313400301     1654    48536   SH       SOLE                    45581              2955
                                                        7      200   SH       OTHER                     200
Hewlett-Packard Co             COM     428236103     4937    97792   SH       SOLE                    91990              5802
                                                       10      200   SH       OTHER                     200
Mdu Resources Group            COM     552690109     4360   157929   SH       SOLE                   147515             10414
                                                       24      875   SH       OTHER                     875
Merck & Co Inc                 COM     589331107     3944    67875   SH       SOLE                    63900              3975
                                                       46      800   SH       OTHER                     800
Microsoft Corp.                COM     594918104      221     6219   SH       SOLE                     6175                44
Middleburg Financial Corp      COM     596094102      266    12500   SH       SOLE                    11450              1050
Nabors Industries Ltd.         COM     G6359F103     1941    70865   SH       SOLE                    66340              4525
                                                        5      200   SH       OTHER                     200
Nokia Corp.                    COM     654902204      218     5670   SH       SOLE                     5670
PNC Financial Services         COM     693475105     3799    57870   SH       SOLE                    54001              3869
                                                       27      407   SH       OTHER                     407
Pepsico Inc                    COM     713448108      242     3190   SH       SOLE                     3190
Plum Creek Timber Co           COM     729251108     3488    75751   SH       SOLE                    71416              4335
                                                       61     1320   SH       OTHER                    1320
Rayonier Inc                   COM     754907103     4369    92478   SH       SOLE                    85787              6691
                                                       87     1834   SH       OTHER                    1834
Ryland Group Inc               COM     783764103     1083    39305   SH       SOLE                    36255              3050
Spdr Tr Unit                   COM     78462f103      219     1495   SH       SOLE                     1495
Spectra Energy                 COM     847560109     2055    79573   SH       SOLE                    73948              5625
                                                       31     1190   SH       OTHER                    1190
Torchmark Corporation          COM     89102z104     3505    57910   SH       SOLE                    57910
V S E Corp                     COM     918284100      234     4800   SH       SOLE                     2000              2800
W W Grainger Inc               COM     384802104      206     2350   SH       SOLE                     2350
Waddell & Reed Inc.            COM     930059100      355     9848   SH       SOLE                     9848
Washington Real Estate         COM     939653101     4362   138858   SH       SOLE                   129378              9480
                                                       69     2200   SH       OTHER                    2200
John Han Bk & Thrift Opp Fd    COM     409735107     2173   351083   SH       SOLE                   327453             23630
                                                       66    10700   SH       OTHER                   10700
Colonial Pptys TR PFD 1/10 SER PFD     195872403      486    20300   SH       SOLE                    18800              1500
PLC CAPITAL TRUST III TOPRS 7. PFD     69340m204      277    12200   SH       SOLE                    11800               400